Schedule of lease cost and other information (Details) - USD ($)	9 Months Ended	13 Months Ended
	Jan. 31, 2026	Apr. 30, 2025	Apr. 30, 2024
Operating Lease As Lessee
Amortization of right-of-use asset	$ 32,472	$ 44,146	$ 40,467
Interest on lease liabilities	$ 530	$ 2,032	$ 3,062